Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 7 - Deposits

Deposit accounts, by type and range of rates, consist of the following:

	December 31
	2011	2010
Account Type

NOW accounts and MMDA	$41,795	$44,107
Regular savings accounts	17,873	16,785

Total	59,668	60,892

Certificate of Deposit Rates

0.50 percent to 0.99 percent	38,802	9,852
1.00 percent to 1.99 percent	18,343	35,119
2.00 percent to 2.99 percent	16,057	26,573
3.00 percent to 3.99 percent	4,078	8,718
4.00 percent to 4.99 percent	1,092	3,488
5.00 percent to 8.99 percent	-	475

Total certificate of deposits	78,372	84,225

Total interest-bearing deposits	$138,040	$145,117

Certificates of deposit $100,000 or greater at December 31, 2011 and 2010 were $25,499,000 and $26,702,000, respectively.

The following table sets forth the amount and maturities of certificates of deposit:

	December 31, 2011
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to 0.99 percent	$26,396	$12,388	$18	$-	$-	$38,802
1.00 percent to 1.99 percent	6,068	3,640	3,623	4,936	76	18,343
2.00 percent to 2.99 percent	4,899	3,371	1,627	4,415	1,745	16,057
3.00 percent to 3.99 percent	437	1,883	582	599	577	4,078
4.00 percent to 4.99 percent	703	257	-	79	53	1,092
5.00 percent to 8.99 percent	-	-	-	-	-	-
Total	$38,503	$21,539	$5,850	$10,029	$2,451	$78,372

Interest expense on deposits is summarized as follows:

	Year Ended December 31
	2011	2010

NOW and MMDAs	$159	$324
Regular savings	9	8
Certificates of deposit	1,381	1,964

Total	$1,549	$2,296

Deposits from related parties held by the Bank at December 31, 2011 and 2010 amounted to $698,000 and $989,000, respectively.